UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments:

Putnam Absolute Return 100 Fund

The fund's portfolio
1/31/18 (Unaudited)

CORPORATE BONDS AND NOTES (38.8%)(a)
	Principal amount	Value

Banking (10.6%)

ABN AMRO Bank NV 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.64%, 2.374%, 1/18/19 (Netherlands)	$1,125,000	$1,129,975

ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 1.00%, 2.745%, 1/25/22 (United Kingdom)	1,500,000	1,526,393

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20	535,000	527,638

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)	605,000	597,048

BNP Paribas SA company guaranty sr. unsec. unsub. notes Ser. BKNT, 5.00%, 1/15/21 (France)	600,000	637,301

Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	520,000	518,622

Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20	695,000	688,508

Commonwealth Bank of Australia 144A sr. unsec. notes 1.75%, 11/7/19 (Australia)	500,000	493,608

Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)	1,145,000	1,128,939

HSBC USA, Inc. sr. unsec. unsub. notes 2.00%, 8/7/18	1,000,000	999,565

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.25%, 1/23/20	1,000,000	994,501

JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	135,000	138,183

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18	447,000	447,496

Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20	555,000	547,441

National Australia Bank, Ltd., NY sr. unsec. notes 2.80%, 1/10/22 (Australia)	1,500,000	1,491,586

PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20	350,000	345,395

Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)	735,000	728,885

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)	435,000	435,519

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	200,000	211,750

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)	1,535,000	1,550,500

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	214,128

Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%, 3/11/20 (Sweden)	1,645,000	1,635,099

Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)	630,000	618,601

Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20	1,015,000	1,014,204

Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)	1,500,000	1,487,159

		20,108,044
Basic materials (0.9%)

Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20	1,000,000	1,070,290

Southern Copper Corp. sr. unsec. unsub. notes 5.875%, 4/23/45 (Peru)	200,000	245,109

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45%, 3/1/19	450,000	458,445

		1,773,844
Capital goods (1.7%)

Boeing Co. (The) sr. unsec. bonds 8.75%, 8/15/21	865,000	1,036,979

Rockwell Collins, Inc. sr. unsec. sub. notes 1.95%, 7/15/19	1,000,000	992,210

United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20	1,185,000	1,168,636

		3,197,825
Communication services (1.6%)

AT&T, Inc. 144A sr. unsec. notes 4.30%, 2/15/30	1,021,000	1,007,974

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20	155,000	163,979

Verizon Communications, Inc. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.37%, 1.786%, 8/15/19	1,000,000	1,002,262

Verizon Communications, Inc. sr. unsec. unsub. notes 2.946%, 3/15/22	833,000	829,397

		3,003,612
Conglomerates (0.6%)

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)	1,255,000	1,246,698

		1,246,698
Consumer cyclicals (2.0%)

Autonation, Inc. company guaranty sr. unsec. unsub. notes 6.75%, 4/15/18	365,000	368,404

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	100,000	104,882

Dollar General Corp. sr. unsec. sub. notes 1.875%, 4/15/18	300,000	299,791

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.10%, 1/15/19	1,000,000	1,006,531

Moody's Corp. sr. unsec. unsub. notes 2.75%, 12/15/21	1,000,000	993,076

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 3.30%, 8/14/20	1,010,000	1,022,397

		3,795,081
Consumer finance (1.1%)

Air Lease Corp. sr. unsec. notes 2.625%, 9/4/18	1,385,000	1,387,958

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity	370,000	376,013

American Express Co. sr. unsec. notes 7.00%, 3/19/18	286,000	287,896

		2,051,867
Consumer staples (4.7%)

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.625%, 1/14/20	1,905,000	1,908,098

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	577,000	652,015

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26	578,000	584,957

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.90%, 2/1/19	1,255,000	1,250,457

Conagra Brands, Inc. sr. unsec. FRN BBA LIBOR USD 3 Month + 0.50%, 2.204%, 10/9/20	390,000	390,607

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	1,030,000	1,090,012

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18	430,000	430,077

Kraft Heinz Co. (The) company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 0.82%, 2.23%, 8/10/22	1,000,000	1,007,695

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 1.90%, 3/15/19	680,000	675,888

Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 1.625%, 10/28/19 (Netherlands)	1,000,000	984,661

		8,974,467
Energy (3.9%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)	255,000	252,495

Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19	530,000	525,452

EQT Corp. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.77%, 2.465%, 10/1/20	375,000	376,055

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	25,000	30,657

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)	156,000	165,828

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)	312,000	375,445

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	1,116,000	1,188,540

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)	53,000	56,511

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)	1,500,000	1,588,865

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)	99,000	97,713

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes Ser. REGS, 6.50%, 3/13/27 (Mexico)	1,216,000	1,330,146

Phillips 66 144A company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 0.75%, 2.472%, 4/15/20	1,000,000	1,000,987

Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)	343,000	346,420

		7,335,114
Financial (2.4%)

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. notes 2.342%, 11/15/20 (Ireland)	930,000	917,546

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	1,977,000	2,157,000

Macquarie Bank, Ltd. 144A sr. unsec. notes 4.00%, 7/29/25 (Australia)	310,000	317,619

Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)	260,000	278,483

UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)	380,000	375,486

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)	565,000	562,908

		4,609,042
Health care (1.2%)

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22	730,000	750,527

Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18	269,000	273,037

Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19	635,000	628,036

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 1.90%, 9/23/19 (Ireland)	500,000	493,655

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18	192,000	192,288

		2,337,543
Insurance (2.1%)

AIG Global Funding 144A sr. notes 2.15%, 7/2/20	325,000	320,327

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8.125%, 6/15/38	235,000	239,406

Marsh & McLennan Companies, Inc. sr. unsec. unsub. notes 2.75%, 1/30/22	1,000,000	989,701

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21	1,180,000	1,248,919

Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23	790,000	786,243

Protective Life Global Funding 144A notes 2.262%, 4/8/20	325,000	322,471

		3,907,067
Investment banking/Brokerage (1.8%)

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.17%, 2.586%, 11/15/21	1,500,000	1,524,644

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20	280,000	278,586

Morgan Stanley sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 1.18%, 2.925%, 1/20/22	1,500,000	1,528,452

		3,331,682
Real estate (0.4%)

Liberty Property LP sr. unsec. unsub. notes 3.375%, 6/15/23(R)	550,000	552,514

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)	130,000	130,221

		682,735
Technology (2.5%)

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19	1,395,000	1,392,831

Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	359,000	355,931

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.00%, 1/15/22	1,000,000	982,000

Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	990,000	956,245

Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19	1,110,000	1,109,534

		4,796,541
Transportation (0.3%)

FedEx Corp. company guaranty sr. unsec. unsub. notes 3.20%, 2/1/25	625,000	623,594

		623,594
Utilities and power (1.0%)

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. notes 5.75%, 9/15/19	500,000	521,973

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18	289,000	300,177

Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20	320,000	316,749

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19	654,000	701,164

		1,840,063

Total corporate bonds and notes (cost $73,580,810)		$73,614,819

MORTGAGE-BACKED SECURITIES (25.6%)(a)
	Principal amount	Value

Agency collateralized mortgage obligations (3.7%)

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, 1 Month US LIBOR + 1.70%, 3.261%, 10/25/27 (Bermuda)	$535,495	$537,168

Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC (-3.667 x 1 Month US LIBOR) + 24.42%, 18.702%, 5/15/35	17,513	23,742
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, 1 Month US LIBOR + 4.75%, 6.311%, 10/25/24	270,000	300,906
Ser. 3724, Class CM, 5.50%, 6/15/37	37,755	40,937
Ser. 3539, Class PM, 4.50%, 5/15/37	16,299	16,845
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, 1 Month US LIBOR + 2.85%, 4.411%, 4/25/28	912,571	942,942
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M2, IO, 1 Month US LIBOR + 2.65%, 4.211%, 10/25/24	1,890	1,892
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 1 Month US LIBOR + 2.60%, 4.161%, 12/25/27	282,757	288,766
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, 1 Month US LIBOR + 2.20%, 3.761%, 10/25/28	353,512	357,919
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, 1 Month US LIBOR + 2.20%, 3.761%, 3/25/25	81,716	82,132
Ser. 3876, Class CA, 2.75%, 6/15/26	8,556	8,570
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1, 1 Month US LIBOR + 1.10%, 2.661%, 12/25/28	97,403	97,530
Ser. 3609, Class LK, 2.00%, 12/15/24	76,256	75,965
FRB Ser. 8, Class A9, IO, 0.456%, 11/15/28(WAC)	88,231	1,213
FRB Ser. 59, Class 1AX, IO, 0.278%, 10/25/43(WAC)	233,890	2,302
Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	370,982	2,710
Ser. 3835, Class FO, PO, zero %, 4/15/41	1,076,862	906,878

Federal National Mortgage Association
IFB Ser. 05-75, Class GS (-3 x 1 Month US LIBOR) + 20.25%, 15.566%, 8/25/35	110,747	134,411
IFB Ser. 11-4, Class CS (-2 x 1 Month US LIBOR) + 12.90%, 9.777%, 5/25/40	160,944	178,945
Ser. 05-68, Class PC, 5.50%, 7/25/35	15,946	16,371
IFB Ser. 12-36, Class SN, IO (-1 x 1 Month US LIBOR) + 6.45%, 4.889%, 4/25/42	1,279,267	220,674
Ser. 09-100, Class PA, 4.50%, 4/25/39	2,032	2,035
Ser. 11-60, Class PA, 4.00%, 10/25/39	16,970	17,039
Ser. 03-43, Class YA, 4.00%, 3/25/33	164,862	166,001
Ser. 04-2, Class QL, 4.00%, 2/25/19	14,409	14,462
Ser. 10-155, Class A, 3.50%, 9/25/25	14,064	14,153
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 1 Month US LIBOR + 1.35%, 2.911%, 1/25/29	129,924	130,623
Ser. 10-81, Class AP, 2.50%, 7/25/40	68,094	67,005
Ser. 98-W2, Class X, IO, 0.272%, 6/25/28(WAC)	565,320	27,559
Ser. 98-W5, Class X, IO, 0.215%, 7/25/28(WAC)	169,683	8,272

Government National Mortgage Association
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	655,230	130,006
IFB Ser. 14-20, Class SQ, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.539%, 7/20/43	3,428,048	462,037
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	3,972,281	680,682
Ser. 09-32, Class AB, 4.00%, 5/16/39	21,421	22,159
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	9,002,092	864,849
Ser. 10-151, Class KO, PO, zero %, 6/16/37	129,401	107,211

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27(WAC)	15,592	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)	44,281	387
FRB Ser. 98-3, IO, zero %, 9/19/27(WAC)	20,702	—
FRB Ser. 98-4, IO, zero %, 12/19/26(WAC)	31,952	—

		6,953,298
Commercial mortgage-backed securities (16.0%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.341%, 1/15/49(WAC)	233,733	735

Banc of America Commercial Mortgage Trust 144A FRB Ser. 04-4, Class XC, IO, 0.051%, 7/10/42(WAC)	33,046	7

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.533%, 1/12/45(WAC)	551,000	501,410

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class B, 5.279%, 3/11/39(WAC)	586,038	458,118

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.754%, 12/15/47(WAC)	507,000	503,106

Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	240,000	241,284
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	310,000	315,031

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.855%, 5/15/46(WAC)	345,865	351,955

COMM Mortgage Pass-Through Certificates FRB Ser. 14-CR14, Class XA, IO, 0.797%, 2/10/47(WAC)	9,846,734	259,954

COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.605%, 12/10/44(WAC)	522,000	535,226
FRB Ser. 14-CR18, Class C, 4.735%, 7/15/47(WAC)	306,000	310,516
FRB Ser. 14-CR17, Class C, 4.735%, 5/10/47(WAC)	577,000	562,733
FRB Ser. 14-LC15, Class XA, IO, 1.32%, 4/10/47(WAC)	12,144,226	589,918
FRB Ser. 13-LC13, Class XA, IO, 1.301%, 8/10/46(WAC)	10,600,021	415,839
FRB Ser. 14-CR17, Class XA, IO, 1.124%, 5/10/47(WAC)	6,111,208	272,364

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.355%, 2/15/41(WAC)	500,000	412,500

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40	13,736	13,739
FRB Ser. 03-C3, Class AX, IO, 2.053%, 5/15/38(WAC)	267,473	3

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.341%, 8/10/44(WAC)	615,000	637,569

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.414%, 6/10/48(WAC)	694,157	703,813

GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.944%, 1/10/47(WAC)	702,000	720,138
FRB Ser. 14-GC22, Class C, 4.646%, 6/10/47(WAC)	565,000	572,102
FRB Ser. 13-GC12, Class XA, IO, 1.523%, 6/10/46(WAC)	4,438,427	267,779
FRB Ser. 14-GC24, Class XA, IO, 0.832%, 9/10/47(WAC)	3,058,722	119,932

GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.051%, 8/10/43(WAC)	108,000	110,729
FRB Ser. 12-GC6, Class C, 5.652%, 1/10/45(WAC)	272,000	285,747
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45(WAC)	389,000	371,351
FRB Ser. 11-GC5, Class D, 5.398%, 8/10/44(WAC)	319,000	306,240
FRB Ser. 14-GC18, Class D, 4.944%, 1/10/47(WAC)	295,000	251,304
FRB Ser. 13-GC12, Class D, 4.442%, 6/10/46(WAC)	790,000	701,868
FRB Ser. 13-GC10, Class D, 4.411%, 2/10/46(WAC)	521,000	492,992

GS Mortgage Securities Trust FRB Ser. 13-GC10, Class XA, IO, 1.551%, 2/10/46(WAC)	4,581,336	281,477

JP Morgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class C, 4.606%, 10/15/45(WAC)	262,000	268,048

JPMBB Commercial Mortgage Securities Trust
Ser. 13-C17, Class AS, 4.458%, 1/15/47	241,000	253,263
FRB Ser. 15-C33, Class XA, IO, 1.025%, 12/15/48(WAC)	2,053,732	129,549
FRB Ser. 14-C22, Class XA, IO, 0.918%, 9/15/47(WAC)	6,556,960	295,512

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 05-LDP5, Class F, 5.703%, 12/15/44(WAC)	262,682	260,521
FRB Ser. 05-CB11, Class C, 5.52%, 8/12/37(WAC)	500,000	508,750
FRB Ser. 12-C6, Class D, 5.136%, 5/15/45(WAC)	500,000	499,145
Ser. 12-C6, Class AS, 4.117%, 5/15/45	494,000	508,909
FRB Ser. 13-C10, Class XA, IO, 1.055%, 12/15/47(WAC)	10,438,738	445,901

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class E, 5.63%, 2/15/46(WAC)	645,000	639,452
FRB Ser. 12-C6, Class E, 5.136%, 5/15/45(WAC)	898,000	797,273
FRB Ser. 12-LC9, Class D, 4.372%, 12/15/47(WAC)	173,000	175,676

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class B, 5.472%, 9/15/39(WAC)	527,000	40,449
FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39(WAC)	269,549	213,081
FRB Ser. 07-C2, Class XW, IO, 0.269%, 2/15/40(WAC)	62,544	10

LSTAR Commercial Mortgage Trust 144A
FRB Ser. 15-3, Class B, 3.113%, 4/20/48(WAC)	1,713,000	1,599,411
FRB Ser. 15-3, Class C, 3.113%, 4/20/48(WAC)	338,000	296,345

Merrill Lynch Mortgage Trust Ser. 04-KEY2, Class D, 5.046%, 8/12/39(WAC)	164,817	163,033

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.003%, 6/12/43(WAC)	1,382,180	14

ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.513%, 12/12/49(WAC)	1,597,366	13,306

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.489%, 10/15/47(WAC)	231,000	226,771
Ser. 12-C5, Class AS, 3.792%, 8/15/45	388,000	396,103
FRB Ser. 13-C7, Class XA, IO, 1.389%, 2/15/46(WAC)	13,254,889	741,704
FRB Ser. 14-C17, Class XA, IO, 1.23%, 8/15/47(WAC)	8,557,346	389,359

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C7, Class XB, IO, 0.343%, 2/15/46(WAC)	24,165,000	385,142

Morgan Stanley Capital I Trust Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44(WAC)	161,513	160,948

Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class XA, IO, 2.094%, 3/15/45(WAC)	3,671,997	248,102

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.042%, 8/10/49(WAC)	300,000	312,234
FRB Ser. 12-C2, Class D, 4.894%, 5/10/63(WAC)	279,000	278,133
FRB Ser. 12-C4, Class XA, IO, 1.684%, 12/10/45(WAC)	4,915,986	300,795
FRB Ser. 12-C2, Class XA, IO, 1.342%, 5/10/63(WAC)	15,084,158	726,616

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.291%, 10/15/44(WAC)	240,000	238,804
FRB Ser. 06-C29, IO, 0.20%, 11/15/48(WAC)	1,691,268	68

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 07-C31, IO, 0.207%, 4/15/47(WAC)	13,583,752	—

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.291%, 7/15/46(WAC)	898,000	855,961
Ser. 12-LC5, Class AS, 3.539%, 10/15/45	703,000	712,137

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.291%, 7/15/46(WAC)	964,000	806,411

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47(WAC)	100,000	101,830
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	491,000	514,499
FRB Ser. 12-C10, Class C, 4.382%, 12/15/45(WAC)	544,000	536,335
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	319,000	329,029
Ser. 13-C12, Class AS, 3.56%, 3/15/48	395,000	399,649
Ser. 13-C11, Class AS, 3.311%, 3/15/45	115,000	116,114

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.671%, 11/15/44(WAC)	517,000	517,427
FRB Ser. 11-C2, Class D, 5.651%, 2/15/44(WAC)	269,000	267,958
Ser. 11-C4, Class D, 5.247%, 6/15/44(WAC)	1,217,000	1,188,802
Ser. 11-C4, Class E, 5.247%, 6/15/44(WAC)	285,000	256,287
FRB Ser. 13-C15, Class D, 4.481%, 8/15/46(WAC)	662,000	562,476
FRB Ser. 13-C12, Class XA, IO, 1.285%, 3/15/48(WAC)	1,094,935	55,225

		30,300,046
Residential mortgage-backed securities (non-agency) (5.9%)

BankUnited Trust FRB Ser. 05-1, Class 1A1, 1 Month US LIBOR + 0.30%, 1.861%, 9/25/45	325,964	309,568

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.628%, 5/25/35(WAC)	452,713	464,031

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR + 0.94%, 2.072%, 6/25/46	1,815,342	1,595,232
FRB Ser. 05-59, Class 1A1, 1 Month US LIBOR + 0.33%, 1.891%, 11/20/35	560,709	536,154
FRB Ser. 06-OA10, Class 4A1, 1 Month US LIBOR + 0.19%, 1.751%, 8/25/46	1,980,755	1,625,012

Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, 1 Month US LIBOR + 0.62%, 2.181%, 4/25/35	216,136	186,598

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 1 Month US LIBOR + 5.90%, 7.461%, 10/25/28	467,620	543,065
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 1 Month US LIBOR + 5.70%, 7.261%, 4/25/28	144,428	166,309
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 1 Month US LIBOR + 5.55%, 7.111%, 4/25/28	1,213,501	1,365,169
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 1 Month US LIBOR + 5.00%, 6.561%, 7/25/25	8,685	9,606
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 1 Month US LIBOR + 4.25%, 5.811%, 4/25/29	20,000	22,696
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, 1 Month US LIBOR + 2.60%, 4.161%, 5/25/24	150,000	159,668
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1M2, 1 Month US LIBOR + 2.40%, 3.961%, 5/25/30	280,000	288,814

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, 1 Month US LIBOR + 0.18%, 1.741%, 5/25/36	643,169	342,880

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.42%, 2/25/35(WAC)	150,466	151,547

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47	1,265,000	1,056,275

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, 1 Month US LIBOR + 1.05%, 2.611%, 10/25/34	200,000	201,542

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, 1 Month US LIBOR + 0.85%, 2.411%, 5/25/47	735,407	667,381

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, 1 Month US LIBOR + 0.16%, 1.721%, 4/25/36	183,967	181,940

Vericrest Opportunity Loan Transferee LXI, LLC 144A Ser. 17-NPL8, Class A1, 3.125%, 6/25/47	191,628	191,403

Vericrest Opportunity Loan Transferee LXIII, LLC 144A Ser. 17-NP10, Class A1, 3.00%, 10/25/47	310,000	310,000

WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR17, Class A1B2, 1 Month US LIBOR + 0.41%, 1.971%, 12/25/45	973,173	925,199

		11,300,089

Total mortgage-backed securities (cost $49,108,320)		$48,553,433

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (3.2%)(a)
	Principal amount/units	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)	$275,000	$290,400

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)	570,000	601,065

Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)	230,000	236,299

Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	505,000	509,865

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)	380,000	403,560

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)	600,000	643,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)	300,000	364,500

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)	750,000	1,291,875

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)	1,600,000	1,792,000

Total foreign government and agency bonds and notes (cost $5,808,522)		$6,133,064

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (6.8%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.2%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 2/1/48	$3,000,000	$3,134,531
4.00%, TBA, 2/1/48	1,000,000	1,034,688

		4,169,219
U.S. Government Agency Mortgage Obligations (4.6%)

Federal Home Loan Mortgage Corporation 4.50%, 10/1/18	1,827	1,834

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4.50%, 8/1/18	1,736	1,745

Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 9/1/18 to 9/1/19	3,604	3,633
3.50%, 6/1/56	918,951	930,941
3.50%, TBA, 3/1/48	1,000,000	1,007,646
3.50%, TBA, 2/1/48	1,000,000	1,009,365
3.00%, TBA, 2/1/48	4,000,000	3,920,625
2.50%, TBA, 3/1/48	1,000,000	942,109
2.50%, TBA, 2/1/48	1,000,000	943,359

		8,761,257

Total U.S. government and agency mortgage obligations (cost $12,986,363)		$12,930,476

ASSET-BACKED SECURITIES (0.9%)(a)
	Principal amount	Value

Loan Depot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, 1 Month US LIBOR + 0.80%, 2.361%, 11/25/50	$788,000	$788,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1 Month US LIBOR + 0.90%, 2.461%, 2/25/49	923,333	923,333

Total asset-backed securities (cost $1,711,333)		$1,711,333

PURCHASED SWAP OPTIONS OUTSTANDING (0.3%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value

Bank of America N.A.
(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	$7,230,000	$53,864
(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	3,253,500	24,857
2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	3,253,500	8,947
1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	7,230,000	723

Citibank, N.A.
(2.66975)/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.66975	3,960,300	48,632
(2.675)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.675	3,960,300	35,128
(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518	318,100	32,551
2.44325/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.44325	3,960,300	2,376
2.493/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.493	3,960,300	554
2.442/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.442	1,980,000	376
2.195/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.195	1,980,100	40
2.28/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.28	2,892,000	29
2.39175/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.39175	5,280,400	5
1.9175/3 month USD-LIBOR-BBA/Mar-19	Mar-18/1.9175	4,338,000	4

Credit Suisse International
(2.43625)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.43625	2,044,000	56,557
(2.69)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.69	2,169,000	20,128

Goldman Sachs International
(2.6155)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6155	3,960,300	50,929
2.6295/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6295	3,960,300	8,039
2.5665/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.5665	3,960,300	4,119
2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695	607,300	3,711
2.6175/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6175	1,980,200	3,267
2.5525/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.5525	1,980,200	1,564
2.485/3 month USD-LIBOR-BBA/Mar-48	Mar-18/2.485	289,200	683
1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175	2,631,700	211
2.27/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.27	694,100	160
2.4445/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.4445	3,960,300	158

JPMorgan Chase Bank N.A.
(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	7,230,000	54,731
(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	3,253,500	25,117
2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	3,253,500	8,817
(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68	2,892,000	3,470
1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	7,230,000	723
2.38/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.38	1,980,000	20
2.3225/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.3225	2,640,200	3

Morgan Stanley & Co. International PLC
(2.66)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.66	3,960,300	41,346
(2.7425)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.7425	5,280,400	30,679
(2.48375)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.48375	2,892,000	7,953
(2.49275)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.49275	2,892,000	7,837
(2.61575)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.61575	2,892,000	5,119
2.5725/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.5725	5,280,400	3,908
2.50/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.50	3,960,300	1,069
1.85125/3 month USD-LIBOR-BBA/Apr-19	Apr-18/1.85125	4,338,000	43

Total purchased swap options outstanding (cost $460,815)			$548,447

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.19	$4,000,000	$4,000,000	$20,112
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.31	4,000,000	4,000,000	18,040
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.44	4,000,000	4,000,000	16,112
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.47	4,000,000	4,000,000	15,652
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.56	4,000,000	4,000,000	14,328
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.59	4,000,000	4,000,000	13,904
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.72	4,000,000	4,000,000	12,296
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.34	4,000,000	4,000,000	62,516
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.21	4,000,000	4,000,000	58,272
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.09	4,000,000	4,000,000	54,156

Total purchased options outstanding (cost $272,814)				$285,388

SHORT-TERM INVESTMENTS (32.8%)(a)
		Principal amount/shares	Value

Amcor, Ltd./Australia commercial paper 1.804%, 3/12/18		$1,000,000	$997,937

Autonation, Inc. commercial paper 1.850%, 2/1/18		1,000,000	999,945

Cabot Corp. commercial paper 1.771%, 2/6/18		1,000,000	999,720

Dollar General Corp. commercial paper 1.833%, 2/9/18		700,000	699,700

Dominion Energy Gas Holdings, LLC commercial paper 1.774%, 3/12/18		1,000,000	997,986

Energy Transfer LP commercial paper 2.000%, 2/1/18		1,000,000	999,945

Export Development Canada commercial paper 1.608%, 4/3/18		1,000,000	997,322

KCP&L Greater Missouri Operations Co. commercial paper 1.751%, 2/1/18		1,000,000	999,954

Kinder Morgan, Inc./DE commercial paper 1.950%, 2/1/18		1,000,000	999,945

Kroger Co. (The) commercial paper 1.651%, 2/8/18		1,000,000	999,679

Liberty Street Funding, LLC asset backed commercial paper 1.717%, 3/15/18		1,000,000	998,066

National Grid USA commercial paper 1.856%, 3/27/18		1,000,000	997,100

Newell Brands, Inc. commercial paper 1.850%, 2/1/18		1,000,000	999,945

Portugal (Republic of) Treasury Bills with effective yields ranging from 10.671% to 11.727%, 5/18/18 (Portugal)	EUR	7,535,000	9,367,239

Putnam Short Term Investment Fund 1.45%(AFF)	Shares	30,869,742	30,869,742

Rogers Communications, Inc. commercial paper 1.711%, 2/14/18		$1,000,000	999,383

Societe Generale SA commercial paper 1.861%, 5/31/18		1,000,000	994,033

Time Warner Inc. commercial paper 1.803%, 3/6/18		1,000,000	998,267

U.S. Treasury Bills 1.067%, 2/8/18(SEGSF)		43,000	42,990

U.S. Treasury Bills 1.081%, 2/15/18(SEGSF)(SEGCCS)		79,000	78,963

U.S. Treasury Bills 1.118%, 2/1/18(SEGSF)(SEGCCS)		566,000	566,000

U.S. Treasury Bills 1.425%, 4/26/18(SEGSF)(SEGCCS)		219,000	218,274

U.S. Treasury Bills 1.436%, 5/10/18(SEGCCS)		50,000	49,803

U.S. Treasury Bills 1.441%, 4/19/18(SEGSF)(SEGCCS)		2,611,000	2,603,251

U.S. Treasury Bills 1.485%, 5/24/18(SEGSF)		356,000	354,375

U.S. Treasury Bills 1.499%, 6/7/18(SEGSF)(SEGCCS)		317,000	315,338

UnitedHealth Group, Inc. commercial paper 1.693%, 3/2/18		1,000,000	998,508

WPP CP, LLC commercial paper 1.801%, 2/15/18		1,000,000	999,271

Total short-term investments (cost $61,702,724)			$62,142,681

TOTAL INVESTMENTS

Total investments (cost $205,631,701)			$205,919,641

FORWARD CURRENCY CONTRACTS at 1/31/18 (aggregate face value $16,142,053) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Euro	Sell	3/21/18	$3,281,787	$3,020,254	$(261,533)
Barclays Bank PLC
	Euro	Buy	3/21/18	1,034,689	1,132,421	(97,732)
Goldman Sachs International
	Euro	Sell	3/21/18	9,840,503	9,348,205	(492,298)
HSBC Bank USA, National Association
	Euro	Buy	3/21/18	2,675,520	2,641,173	34,347

Unrealized appreciation						34,347

Unrealized (depreciation)						(851,563)

Total						$(817,216)

* The exchange currency for all contracts listed is the United States Dollar.

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/18 (premiums $3,413,243) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value

Bank of America N.A.

(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$3,253,500	$1,724
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	7,230,000	3,254
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	3,253,500	17,667
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	7,230,000	56,394

Barclays Bank PLC

2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813	2,725,000	7,603

Citibank, N.A.

(2.478)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.478	1,980,100	40
(2.05)/3 month USD-LIBOR-BBA/Mar-19	Mar-18/2.05	4,338,000	43
(2.584)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.584	1,980,100	1,208
(2.5565)/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.5565	1,980,100	3,366
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	2,725,000	10,655
2.7435/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.7435	1,980,000	12,672
2.695/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.695	1,980,100	19,860
2.675/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.675	2,892,000	28,631
2.584/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.584	1,980,100	30,612
2.5565/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.5565	1,980,100	39,325
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	1,446,000	44,768
2.478/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.478	1,980,100	47,859

Credit Suisse International

2.812/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.812	2,169,000	8,416
2.751/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.751	2,169,000	13,404
2.54475/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.54475	2,044,000	36,915
2.4905/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.4905	2,044,000	46,726

Goldman Sachs International

(2.53)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.53	1,980,100	416
(2.46)/3 month USD-LIBOR-BBA/Mar-38	Mar-18/2.46	780,800	914
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	5,784,000	3,933
(2.6825)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6825	1,980,200	6,238
(2.6925)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6925	3,960,300	14,495
2.53/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.53	1,980,100	39,226

JPMorgan Chase Bank N.A.

(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	3,253,500	1,659
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	7,230,000	3,109
2.68/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.68	1,980,000	16,493
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77	5,784,000	17,352
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	3,253,500	17,959
2.6225/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6225	2,640,200	29,781
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	7,230,000	57,189
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	16,499,000	184,789

Morgan Stanley & Co. International PLC

(2.01)/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.01	4,338,000	87
(2.58)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.58	1,980,100	1,624
2.41625/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.41625	2,892,000	5,408
(2.6575)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6575	2,640,200	5,465
2.315/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.315	2,892,000	8,300
2.30/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.30	2,892,000	8,676
2.6575/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6575	2,640,200	27,986
2.58/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.58	1,980,100	32,116

Total			$914,357

WRITTEN OPTIONS OUTSTANDING at 1/31/18 (premiums $272,813) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/$98.73	$4,000,000	$4,000,000	$12,200
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.85	4,000,000	4,000,000	10,736
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.95	4,000,000	4,000,000	9,684
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/98.98	4,000,000	4,000,000	9,404
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.07	4,000,000	4,000,000	8,452
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.10	4,000,000	4,000,000	8,200
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.20	4,000,000	4,000,000	7,344
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.27	4,000,000	4,000,000	6,800
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.39	4,000,000	4,000,000	5,864
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.43	4,000,000	4,000,000	5,592
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.52	4,000,000	4,000,000	5,032
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.55	4,000,000	4,000,000	4,792
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.64	4,000,000	4,000,000	4,296
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Apr-18/99.68	4,000,000	4,000,000	4,088
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.84	4,000,000	4,000,000	46,340
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.71	4,000,000	4,000,000	42,660
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.59	4,000,000	4,000,000	39,144
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.34	4,000,000	4,000,000	32,640
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.21	4,000,000	4,000,000	29,660
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.09	4,000,000	4,000,000	26,864

Total				$319,792

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$723,000	$(14,460)	$8,604
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	723,000	(28,269)	1,345
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	433,800	(15,291)	(2,959)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	433,800	(46,547)	(4,147)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	723,000	(28,269)	(7,324)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	433,800	(46,547)	(9,322)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	433,800	(15,291)	(9,708)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	723,000	(14,460)	(10,563)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	433,800	39,194	21,378
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	723,000	27,799	17,945
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	433,800	39,194	9,617
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	723,000	27,799	(9,775)

Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	723,000	(14,460)	8,553
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	433,800	(6,052)	(846)
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	433,800	(6,052)	(4,321)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	723,000	(14,460)	(10,549)

Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	723,000	(28,269)	1,229
2.637/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.637	2,640,200	(5,214)	(871)
2.692/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.692	2,640,200	(9,241)	(1,347)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	723,000	(28,269)	(7,237)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	723,000	27,836	17,858
(2.747)/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.747	2,640,200	14,455	1,214
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	723,000	27,691	(9,573)

Goldman Sachs International
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	86,800	(10,959)	(667)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	86,800	(10,959)	(1,328)

JPMorgan Chase Bank N.A.
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	433,800	(60,569)	(11,539)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	433,800	(60,569)	(13,413)
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	433,800	41,189	18,679
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	433,800	41,189	13,435

Morgan Stanley & Co. International PLC
(2.834)/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.834	3,960,300	(12,673)	1,703
2.646/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.646	3,960,300	(12,277)	(2,020)
(2.74)/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.74	1,980,100	12,475	1,366
2.74/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.74	1,980,100	12,475	(1,722)

Unrealized appreciation				122,926

Unrealized (depreciation)				(119,231)

Total				$3,695

TBA SALE COMMITMENTS OUTSTANDING at 1/31/18 (proceeds receivable $11,967,461) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.50%, 2/1/48	$2,000,000	2/13/18	$2,108,104
Federal National Mortgage Association, 3.50%, 2/1/48	1,000,000	2/13/18	1,009,365
Federal National Mortgage Association, 3.00%, 3/1/48	4,000,000	3/13/18	3,914,531
Federal National Mortgage Association, 3.00%, 2/1/48	4,000,000	2/13/18	3,920,625
Federal National Mortgage Association, 2.50%, 2/1/48	1,000,000	2/13/18	943,359

Total			$11,895,984

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$1,978,900	$58,896		$15,013	2/1/28	3 month USD-LIBOR-BBA — Quarterly	2.412% — Semiannually	$(43,883)
		3,957,800	77,751		(15,092)	2/1/28	2.526% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	62,659
		33,041,200	196,694	(E)	(57,774)	3/21/20	2.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	138,922
		38,945,200	600,652	(E)	(85,388)	3/21/23	2.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	515,264
		12,241,400	341,192	(E)	(32,130)	3/21/28	2.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	309,060
		2,149,000	124,646	(E)	(33,608)	3/21/48	2.55% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	91,039
		2,892,000	28,391		4,950	1/30/28	3 month USD-LIBOR-BBA — Quarterly	2.63625% — Semiannually	(23,513)
		1,070,000	24,507		(9)	1/30/28	2.48875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	24,530
		1,012,000	24,788	(E)	(8)	2/26/28	2.48% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	24,780
		381,400	11,045		(5)	1/31/28	2.42% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	11,058
		305,000	8,233		(4)	1/4/28	3 month USD-LIBOR-BBA — Quarterly	2.43766% — Semiannually	(8,082)
		305,000	8,879		(4)	1/4/28	3 month USD-LIBOR-BBA — Quarterly	2.41363% — Semiannually	(8,734)
		198,000	5,503	(E)	(3)	2/7/28	2.43625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,500
		435,600	12,158	(E)	(6)	3/7/28	2.445% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	12,151
		818,500	20,115	(E)	(12)	2/7/28	2.4725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	20,104
		690,000	17,476		(9)	1/10/28	3 month USD-LIBOR-BBA — Quarterly	2.4573% — Semiannually	(17,216)
		1,452,100	35,226	(E)	(21)	2/12/28	2.478% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	35,206
		228,000	4,856		(3)	1/11/28	2.50289% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,763
		2,913,000	8,809		(11)	1/11/20	2.15979% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	8,199
		2,598,000	53,592		(34)	1/11/28	3 month USD-LIBOR-BBA — Quarterly	2.5105% — Semiannually	(52,586)
		647,000	12,752	(E)	(9)	2/15/28	2.53% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	12,743
		818,000	11,930	(E)	(12)	2/27/28	2.592% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	11,918
		660,500	10,234		(9)	1/12/28	3 month USD-LIBOR-BBA — Quarterly	2.56885% — Semiannually	(9,974)
		1,518,100	22,852		(20)	1/19/28	2.575% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	22,482
		660,500	12,020		(9)	1/12/28	3 month USD-LIBOR-BBA — Quarterly	2.53822% — Semiannually	(11,772)
		1,234,500	21,391		(16)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.54874% — Semiannually	(21,041)
		1,234,500	22,214		(16)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.54121% — Semiannually	(21,867)
		555,500	9,838		(7)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.54441% — Semiannually	(9,682)
		555,500	9,569		(7)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.54989% — Semiannually	(9,411)
		1,446,000	3,872	(E)	(5)	4/16/20	2.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,867
		1,012,200	3,106	(E)	(4)	7/16/20	3 month USD-LIBOR-BBA — Quarterly	2.37625% — Semiannually	(3,110)
		954,000	2,149		(4)	1/16/20	2.2035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,000
		1,446,000	3,556	(E)	(5)	4/18/20	2.315% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,550
		1,012,200	2,967	(E)	(4)	7/18/20	3 month USD-LIBOR-BBA — Quarterly	2.38625% — Semiannually	(2,971)
		1,504,000	5,857	(E)	(6)	1/18/21	2.47% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,851
		463,000	1,413	(E)	(2)	7/18/20	3 month USD-LIBOR-BBA — Quarterly	2.38% — Semiannually	(1,415)
		1,878,500	3,815		(7)	1/18/20	2.21964% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,569
		445,200	7,942		(6)	1/18/28	3 month USD-LIBOR-BBA — Quarterly	2.54325% — Semiannually	(7,840)
		445,200	7,772		(6)	1/18/28	3 month USD-LIBOR-BBA — Quarterly	2.54758% — Semiannually	(7,668)
		445,200	7,539		(6)	1/18/28	3 month USD-LIBOR-BBA — Quarterly	2.5535% — Semiannually	(7,435)
		445,200	7,578		(6)	1/18/28	3 month USD-LIBOR-BBA — Quarterly	2.5525% — Semiannually	(7,474)
		1,474,000	2,537		(6)	1/19/20	2.2365% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,358
		1,226,500	19,276	(E)	(17)	2/5/28	2.572% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	19,258
		192,000	2,907		(3)	1/19/28	2.574% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,860
		165,000	2,403		(2)	1/19/28	2.5805% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,363
		721,000	8,842		(10)	1/22/28	2.607% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	8,712
		277,000	3,176		(3)	1/22/28	2.616% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,126
		591,000	4,679		(8)	1/23/28	2.656% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,580
		591,000	4,967		(8)	1/23/28	2.6505% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	4,869
		891,000	3,061		(12)	1/24/28	2.7065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,926
		145,000	952	(E)	(2)	2/27/28	2.6825% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	950
		1,451,000	2,002		(5)	1/26/20	2.25885% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,965
		1,451,000	1,930		(5)	1/26/20	2.26143% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,892
		2,014,500	12,262		(27)	1/26/28	3 month USD-LIBOR-BBA — Quarterly	2.677% — Semiannually	(12,128)
		2,014,500	12,353		(27)	1/26/28	3 month USD-LIBOR-BBA — Quarterly	2.6765% — Semiannually	(12,219)
		750,000	5,012		(10)	1/30/28	3 month USD-LIBOR-BBA — Quarterly	2.67158% — Semiannually	(5,039)
		3,670,000	1,747		(14)	1/30/20	2.30833% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,858
		290,400	1,618	(E)	(4)	2/28/28	2.6925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,614
		1,474,900	1,139	(E)	(6)	4/30/20	2.41625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,133
		1,070,000	947	(E)	(4)	7/30/20	3 month USD-LIBOR-BBA — Quarterly	2.502% — Semiannually	(951)
		1,214,600	6,607		(16)	1/31/28	3 month USD-LIBOR-BBA — Quarterly	2.685% — Semiannually	(6,683)
		182,200	1,055	(E)	(3)	2/28/28	2.69% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,053
		978,000	5,637		(13)	1/30/28	2.68193% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,647
		1,458,000	1,009		(19)	1/31/28	2.7385% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,061
		474,000	1,930		(6)	2/1/28	3 month USD-LIBOR-BBA — Quarterly	2.7015% — Semiannually	(1,936)
		224,400	156	(E)	(3)	2/22/28	2.747% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	153
		1,359,700	2,809		(18)	2/2/28	2.7235% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,791
		1,359,700	1,144		(18)	2/2/28	2.7373% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,125
		1,359,700	938		(17)	2/2/28	2.739% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	922

	Total				$(204,610)				$1,087,801

(E)	Extended effective date.

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	$536,000	$7,830	$—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$7,830
	536,000	11,914	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(11,914)
	616,000	10,046	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	10,046
	616,000	15,837	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(15,836)

Total			$—				$(9,874)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$2,939	$43,000	$6,377	5/11/63	300 bp — Monthly	$(3,413)
	CMBX NA BBB-.6 Index	BBB-/P	5,604	93,000	13,792	5/11/63	300 bp — Monthly	(8,133)
	CMBX NA BBB-.6 Index	BBB-/P	11,483	186,000	27,584	5/11/63	300 bp — Monthly	(15,993)
	CMBX NA BBB-.6 Index	BBB-/P	10,944	192,000	28,474	5/11/63	300 bp — Monthly	(17,418)

	Credit Suisse International
	CMBX NA A.6 Index	A/P	82,621	1,628,000	67,562	5/11/63	200 bp — Monthly	15,692
	CMBX NA BBB-.6 Index	BBB-/P	10,258	81,000	12,012	5/11/63	300 bp — Monthly	(1,707)
	CMBX NA BBB-.6 Index	BBB-/P	28,753	272,000	40,338	5/11/63	300 bp — Monthly	(11,426)
	CMBX NA BBB-.6 Index	BBB-/P	37,117	343,000	50,867	5/11/63	300 bp — Monthly	(13,550)
	CMBX NA BBB-.6 Index	BBB-/P	77,731	727,000	107,814	5/11/63	300 bp — Monthly	(29,659)
	CMBX NA BBB-.7 Index	BBB-/P	43,610	590,000	61,419	1/17/47	300 bp — Monthly	(17,465)

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	1,889	62,000	2,573	5/11/63	200 bp — Monthly	(660)
	CMBX NA A.6 Index	A/P	5,714	87,000	3,611	5/11/63	200 bp — Monthly	2,137
	CMBX NA A.6 Index	A/P	6,818	138,000	5,727	5/11/63	200 bp — Monthly	1,144
	CMBX NA A.6 Index	A/P	4,549	145,000	6,018	5/11/63	200 bp — Monthly	(1,412)
	CMBX NA A.6 Index	A/P	6,712	217,000	9,006	5/11/63	200 bp — Monthly	(2,210)
	CMBX NA A.6 Index	A/P	35,368	695,000	28,843	5/11/63	200 bp — Monthly	6,796
	CMBX NA A.6 Index	A/P	54,456	849,000	35,234	5/11/63	200 bp — Monthly	19,552
	CMBX NA A.7 Index	A-/P	22,839	453,000	8,652	1/17/47	200 bp — Monthly	14,363
	CMBX NA BBB-.6 Index	BBB-/P	4,003	37,000	5,487	5/11/63	300 bp — Monthly	(1,462)
	CMBX NA BBB-.6 Index	BBB-/P	4,019	37,000	5,487	5/11/63	300 bp — Monthly	(1,447)
	CMBX NA BBB-.6 Index	BBB-/P	2,096	43,000	6,377	5/11/63	300 bp — Monthly	(4,256)
	CMBX NA BBB-.6 Index	BBB-/P	2,133	43,000	6,377	5/11/63	300 bp — Monthly	(4,219)
	CMBX NA BBB-.6 Index	BBB-/P	11,385	82,000	12,161	5/11/63	300 bp — Monthly	(728)

	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	3,940	140,000	5,810	5/11/63	200 bp — Monthly	(1,815)
	CMBX NA A.6 Index	A/P	4,749	145,000	6,018	5/11/63	200 bp — Monthly	(1,212)
	CMBX NA A.6 Index	A/P	9,469	153,000	6,350	5/11/63	200 bp — Monthly	3,179
	CMBX NA A.6 Index	A/P	10,705	209,000	8,674	5/11/63	200 bp — Monthly	2,113
	CMBX NA A.6 Index	A/P	11,255	342,000	14,193	5/11/63	200 bp — Monthly	(2,805)
	CMBX NA A.6 Index	A/P	11,614	384,000	15,936	5/11/63	200 bp — Monthly	(4,173)
	CMBX NA A.6 Index	A/P	25,971	537,000	22,286	5/11/63	200 bp — Monthly	3,894
	CMBX NA BBB-.6 Index	BBB-/P	4,875	39,000	5,784	5/11/63	300 bp — Monthly	(886)
	CMBX NA BBB-.6 Index	BBB-/P	6,135	55,000	8,157	5/11/63	300 bp — Monthly	(1,989)
	CMBX NA BBB-.6 Index	BBB-/P	12,113	109,000	16,165	5/11/63	300 bp — Monthly	(3,988)
	CMBX NA BBB-.6 Index	BBB-/P	39,014	372,000	55,168	5/11/63	300 bp — Monthly	(15,937)
	CMBX NA BBB-.6 Index	BBB-/P	125,966	716,000	106,183	5/11/63	300 bp — Monthly	20,200
	CMBX NA BBB-.6 Index	BBB-/P	115,805	967,000	143,406	5/11/63	300 bp — Monthly	(27,037)

	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	13,585	263,000	10,915	5/11/63	200 bp — Monthly	2,819

	Upfront premium received		868,237			Unrealized appreciation		91,889

	Upfront premium (paid)		—			Unrealized (depreciation)		(195,000)

	Total		$868,237				Total	$(103,111)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(7,539)	$48,000	$8,784	1/17/47	(500 bp) — Monthly	$1,199
	CMBX NA BB.7 Index	(7,838)	48,000	8,784	1/17/47	(500 bp) — Monthly	899

	Credit Suisse International
	CMBX NA BB.7 Index	(12,797)	725,000	174,580	5/11/63	(500 bp) — Monthly	161,079
	CMBX NA BB.7 Index	(52,019)	282,000	51,606	1/17/47	(500 bp) — Monthly	(687)
	CMBX NA BB.7 Index	(42,767)	260,000	47,580	1/17/47	(500 bp) — Monthly	4,561

	Goldman Sachs International
	CMBX NA BB.6 Index	(41,329)	404,000	97,283	5/11/63	(500 bp) — Monthly	55,513
	CMBX NA BB.7 Index	(4,086)	27,000	4,941	1/17/47	(500 bp) — Monthly	829
	CMBX NA BB.7 Index	(15,401)	94,000	17,202	1/17/47	(500 bp) — Monthly	1,709
	CMBX NA BB.7 Index	(5,685)	28,000	5,124	1/17/47	(500 bp) — Monthly	(589)
	CMBX NA BBB-.7 Index	(8,458)	104,000	10,826	1/17/47	(300 bp) — Monthly	2,308
	CMBX NA BBB-.7 Index	(135)	2,000	208	1/17/47	(300 bp) — Monthly	72
	CMBX NA BBB-.7 Index	(69)	1,000	104	1/17/47	(300 bp) — Monthly	35
	CMBX NA BBB-.7 Index	(68)	1,000	104	1/17/47	(300 bp) — Monthly	36

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	(3,596)	25,000	6,020	5/11/63	(500 bp) — Monthly	2,400
	CMBX NA BB.6 Index	(1,265)	9,000	2,167	5/11/63	(500 bp) — Monthly	893
	CMBX NA BB.7 Index	(14,714)	94,000	17,202	1/17/47	(500 bp) — Monthly	2,396
	CMBX NA BB.7 Index	(9,179)	51,000	9,333	1/17/47	(500 bp) — Monthly	104
	CMBX NA BB.7 Index	(7,539)	48,000	8,784	1/17/47	(500 bp) — Monthly	1,199
	CMBX NA BB.7 Index	(6,676)	39,000	7,137	1/17/47	(500 bp) — Monthly	423
	CMBX NA BB.7 Index	(2,923)	18,000	3,294	1/17/47	(500 bp) — Monthly	353
	CMBX NA BBB-.7 Index	(25,881)	281,000	29,252	1/17/47	(300 bp) — Monthly	3,207
	CMBX NA BBB-.7 Index	(9,318)	112,000	11,659	1/17/47	(300 bp) — Monthly	2,276
	CMBX NA BBB-.7 Index	(6,803)	86,000	8,953	1/17/47	(300 bp) — Monthly	2,100

	Merrill Lynch International
	CMBX NA BB.7 Index	(9,063)	50,000	9,150	1/17/47	(500 bp) — Monthly	86

	Upfront premium received	—				Unrealized appreciation	243,677

	Upfront premium (paid)	(295,148)				Unrealized (depreciation)	(1,276)

	Total	$(295,148)				Total	$242,401

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2017 through January 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $189,497,263.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 10/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/18

	Short-term investments
	Putnam Short Term Investment Fund*	$37,177,199	$70,191,577	$76,499,034	$102,899	$30,869,742

	Total Short-term investments	$37,177,199	$70,191,577	$76,499,034	$102,899	$30,869,742
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,638,851.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,020,393.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $52,967,621 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	77.8%
	Portugal	4.5
	Australia	3.0
	Canada	2.0
	United Kingdom	1.9
	Netherlands	1.6
	Russia	1.5
	Mexico	1.5
	Sweden	1.1
	France	1.1
	Brazil	0.9
	Argentina	0.7
	Ireland	0.7
	Indonesia	0.5
	Other	1.2

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation, and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk, and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,708,605 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,638,851 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,711,333	$—
Corporate bonds and notes	—	73,614,819	—
Foreign government and agency bonds and notes	—	6,133,064	—
Mortgage-backed securities	—	48,553,433	—
Purchased options outstanding	—	285,388	—
Purchased swap options outstanding	—	548,447	—
U.S. government and agency mortgage obligations	—	12,930,476	—
Short-term investments	30,869,742	31,272,939	—

Totals by level	$30,869,742	$175,049,899	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(817,216)	$—
Written options outstanding	—	(319,792)	—
Written swap options outstanding	—	(914,357)	—
Forward premium swap option contracts	—	3,695	—
TBA sale commitments	—	(11,895,984)	—
Interest rate swap contracts	—	1,292,411	—
Total return swap contracts	—	(9,874)	—
Credit default contracts	—	(433,799)	—

Totals by level	$—	$(13,094,916)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$537,549	$971,348
Foreign exchange contracts	34,347	851,563
Interest rate contracts	2,601,402	1,715,484

Total	$3,173,298	$3,538,395

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$33,000,000
Purchased swap option contracts (contract amount)		$164,500,000
Written TBA commitment option contracts (contract amount)		$66,000,000
Written swap option contracts (contract amount)		$159,800,000
Forward currency contracts (contract amount)		$39,200,000
Centrally cleared interest rate swap contracts (notional)		$157,400,000
Centrally cleared total return swap contracts (notional)		$2,300,000
OTC credit default contracts (notional)		$14,400,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2018